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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stelliam Investment Management, LP
          12 East 49th Street, 22nd Floor
          New York, NY 10017

Form 13F File Number:     028-12932


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gregg L. Kudisch
Title:         Chief Financial Officer
Phone:         (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch         New York, NY         August 13, 2012
---------------------       --------------       -----------------
     [Signature]             [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                  62
                                                 ----------

Form 13F Information Table Value Total:          $1,195,952
                                                 ----------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ------            -------------

                                           Stelliam Investment Management, LP
                                               Form 13F Information Table
                                               Quarter ended June 30, 2012



        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5     COLUMN 6 COLUMN 7      COLUMN 8
                                                            VALUE       SHRS or   SH/  PUT/  INV.  OTHR       VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)      PRN AMT   PRN  CALL  DISC. MNGR    SOLE     SHARED   NONE
-------------------------    --------------   ---------  ----------    ---------  ---  ----  ----  ---- ----------  ------   ----
ACTIVISION BLIZZARD INC      COM              00507V109  $   22,122    1,845,000  SH         SOLE        1,845,000
AERCAP HOLDINGS NV           SHS              N00985106  $   16,610    1,472,500  SH         SOLE        1,472,500
AMAZON COM INC               COM              023135106  $   10,047       44,000  SH   PUT   SOLE           44,000
ANADARKO PETE CORP           COM              032511107  $    9,347      141,200  SH         SOLE          141,200
ANN INC                      COM              035623107  $   14,440      566,500  SH         SOLE          566,500
APACHE CORP                  COM              037411105  $   25,488      290,000  SH         SOLE          290,000
APPLE INC                    COM              037833100  $   16,177       27,700  SH         SOLE           27,700
ASML HOLDING N V             NY REG SHS       N07059186  $   14,243      277,000  SH         SOLE          277,000
BABCOCK & WILCOX CO NEW      COM              05615F102  $   23,398      955,000  SH         SOLE          955,000
BABCOCK & WILCOX CO NEW      COM              05615F102  $   13,659      557,500  SH   CALL  SOLE          557,500
CELANESE CORP DEL            COM SER A        150870103  $   26,225      757,500  SH         SOLE          757,500
CHEMED CORP NEW              COM              16359R103  $   16,168      267,500  SH         SOLE          267,500
CITIGROUP INC                COM NEW          172967424  $   14,801      540,000  SH         SOLE          540,000
CLEARWATER PAPER CORP        COM              18538R103  $   14,330      420,000  SH         SOLE          420,000
COACH INC                    COM              189754104  $    8,187      140,000  SH         SOLE          140,000
COMCAST CORP NEW             CL A SPL         20030N200  $   18,683      595,000  SH         SOLE          595,000
CSX CORP                     COM              126408103  $   12,074      540,000  SH         SOLE          540,000
D R HORTON INC               COM              23331A109  $   15,347      835,000  SH         SOLE          835,000
                             NOTE 2.00%
D R HORTON INC               5/15/14          23331ABB4  $   16,865   11,300,000  PRN        SOLE       11,300,000
DELTA AIR LINES INC DEL      COM NEW          247361702  $   18,423    1,682,500  SH         SOLE        1,682,500
DELTA AIR LINES INC DEL      COM NEW          247361702  $   12,483    1,140,000  SH   CALL  SOLE        1,140,000
EAGLE MATERIALS INC          COM              26969P108  $   18,950      507,500  SH         SOLE          507,500
GAMESTOP CORP NEW            CL A             36467W109  $   55,723    3,035,000  SH         SOLE        3,035,000
GAMESTOP CORP NEW            CL A             36467W109  $   57,008    3,105,000  SH   CALL  SOLE        3,105,000
GENERAL MTRS CO              COM              37045V100  $   14,100      715,000  SH         SOLE          715,000
HOLLYFRONTIER CORP           COM              436106108  $   17,892      505,000  SH         SOLE          505,000
HORMEL FOODS CORP            COM              440452100  $   18,267      600,500  SH         SOLE          600,500
HOVNANIAN ENTERPRISES INC    CL A             442487203  $   15,269    5,265,000  SH         SOLE        5,265,000
INTERNATIONAL FLAVORS &
FRAGRANCES                   COM              459506101  $   10,686      195,000  SH         SOLE          195,000
INTERNATIONAL BUSINESS
MACHS CORP                   COM              459200101  $   12,810       65,500  SH         SOLE           65,500
INTEL CORP                   COM              458140100  $   51,968    1,950,000  SH         SOLE        1,950,000
INTEL CORP                   COM              458140100  $   25,318      950,000  SH   CALL  SOLE          950,000
JETBLUE AIRWAYS CORP         COM              477143101  $   24,910    4,700,000  SH         SOLE        4,700,000
JETBLUE AIRWAYS CORP         COM              477143101  $    5,300    1,000,000  SH   CALL  SOLE        1,000,000
                             DBCV 6.75%
JETBLUE AIRWAYS CORP         10/15/39         477143AF8  $   16,063   12,500,000  PRN        SOLE       12,500,000
JPMORGAN CHASE & CO          COM              46625H100  $   35,462      992,500  SH         SOLE          992,500
JPMORGAN CHASE & CO          COM              46625H100  $    3,394       95,000  SH   CALL  SOLE           95,000
LENNAR CORP                  CL A             526057104  $   11,437      370,000  SH         SOLE          370,000
MACYS INC                    COM              55616P104  $   24,766      721,000  SH         SOLE          721,000
MAGELLAN HEALTH SVCS INC     COM NEW          559079207  $   12,579      277,500  SH         SOLE          277,500
MARATHON PETE CORP           COM              56585A102  $   20,753      462,000  SH         SOLE          462,000
MICRON TECHNOLOGY INC        COM              595112103  $   17,605    2,790,000  SH         SOLE        2,790,000
MICRON TECHNOLOGY INC        COM              595112103  $    5,979      947,500  SH   CALL  SOLE          947,500
MICROSOFT CORP               COM              594918104  $   49,403    1,615,000  SH         SOLE        1,615,000
MICROSOFT CORP               COM              594918104  $   20,342      665,000  SH   CALL  SOLE          665,000
NEWMONT MINING CORP          COM              651639106  $    2,547       52,500  SH   PUT   SOLE           52,500
NEWS CORP                    CL A             65248E104  $   19,448      872,500  SH         SOLE          872,500
PFIZER INC                   COM              717081103  $   42,665    1,855,000  SH         SOLE        1,855,000
RANGE RES CORP               COM              75281A109  $   12,529      202,500  SH         SOLE          202,500
SEAGATE TECHNOLOGY PLC       SHS              G7945M107  $   25,596    1,035,000  SH         SOLE        1,035,000
SEAGATE TECHNOLOGY PLC       SHS              G7945M107  $    4,699      190,000  SH   CALL  SOLE          190,000
SOUTH JERSEY INDS INC        COM              838518108  $   14,119      277,000  SH         SOLE          277,000
SYMMETRY MED INC             COM              871546206  $   15,710    1,831,000  SH         SOLE        1,831,000
TEVA PHARMACEUTICAL INDS LTD ADR              881624209  $   33,820      857,500  SH         SOLE          857,500
TEVA PHARMACEUTICAL INDS LTD ADR              881624209  $   38,217      969,000  SH   CALL  SOLE          969,000
TOLL BROTHERS INC            COM              889478103  $   16,574      557,500  SH         SOLE          557,500
US BANCORP DEL               COM NEW          902973304  $   14,842      461,500  SH         SOLE          461,500
VEECO INSTRS INC DEL         COM              922417100  $   14,407      419,300  SH         SOLE          419,300
WELLPOINT INC                COM              94973V107  $   24,049      377,000  SH         SOLE          377,000
WESTERN DIGITAL CORP         COM              958102105  $   18,745      615,000  SH         SOLE          615,000
WESTPORT INNOVATIONS INC     COM NEW          960908309  $   11,635      316,600  SH         SOLE          316,600
WUXI PHARMATECH CAYMAN INC   SPONS ADR SHS    929352102  $    1,249       88,424  SH         SOLE           88,424

Total Fair Market Value (in thousands)                   $1,195,952
